SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 – SHAREHOLDERS’ EQUITY

The Company is authorized to issue an unlimited number of Class A ordinary share at no par value and Class B ordinary share at no par value.

On February 14, 2025, the Company issued 1,500,000 shares of Class A ordinary share for the acquisition of 21% equity interest of S T Meng Pte Ltd., at the current market value of $1.25 per share.

On May 30, 2025 and June 6, 2025, the Company issued 35,296,063 and 4,774,235 shares of Class A ordinary share under public offerings with the aggregate gross proceeds of $9,176,098, at the price of $0.229 per share.

As of June 30, 2025 and December 31, 2024, there were 49,277,974 and 7,707,676 shares of Class A ordinary share issued and outstanding, respectively.

As of June 30, 2025 and December 31, 2024, there were 285,715 and 285,715 shares of Class B ordinary share issued and outstanding, respectively.